Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero, Esq.
(215) 564-8528
April 29, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
(the “Registrant”)
File Nos. 033-39519 and 811-05686
Rule 485(a) Filing

Ladies and Gentlemen:
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment Nos. 101/105 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed to reflect changes to Invesco High Yield Bond Factor Fund’s (formerly, Invesco Oppenheimer Global High Yield Fund) and Invesco Intermediate Bond Factor Fund’s (formerly, Invesco Oppenheimer Intermediate Income Fund) (together, the “Funds”) names, management fees, principal investment strategies and principal risks.
The Registrant intends, on or prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information relating to the Funds.
Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Mena R. Larmour, Esq. at (215) 564-8014.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

Philadelphia | Washington | New York | Chicago